WARRANT LIABILITIES (Summary of Warrant Liabilities 10Q) (Details) - USD ($)	3 Months Ended				12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Class of Warrant or Right [Line Items]
Outstanding, beginning of the period		$ 5,442,195		$ 11,156,001	$ 11,156,001
Initial derivative liability on issuance of warrants					3,240,127	7,453,615
Change in fair value					(8,953,933)	4,134,166
Less accretion and conversion of debenture warrants						(431,780)
Warrant liabilities					5,442,195	11,156,001
Debenture Warrant Liability [Member]
Class of Warrant or Right [Line Items]
Outstanding, beginning of the period	$ 5,901,222	4,323,357	$ 4,847,420	7,256,864	7,256,864
Change in fair value	2,313,813	1,577,865	862,115	(2,409,444)
Adjustments to Warrants Outstanding
Warrant liabilities	8,215,035	5,901,222	5,709,535	4,847,420	4,323,357	7,256,864
Leapfrog Warrant Liability [Member]
Class of Warrant or Right [Line Items]
Outstanding, beginning of the period	830,368	622,296	1,243,936	1,873,107	1,873,107
Change in fair value	330,982	208,072	269,127	(629,171)
Adjustments to Warrants Outstanding
Warrant liabilities	1,161,350	830,368	1,513,063	1,243,936	622,296	1,873,107
Derivative Liability [Member]
Class of Warrant or Right [Line Items]
Outstanding, beginning of the period	672,155	496,241	1,340,951	2,026,031	2,026,031
Change in fair value	230,760	175,914	210,950	(685,080)
Adjustments to Warrants Outstanding			(328,627)
Warrant liabilities	$ 902,915	$ 672,155	$ 1,223,274	$ 1,340,951	$ 496,241	$ 2,026,031